Subsequent events (Details) € in Millions		3 Months Ended
	Jan. 01, 2020 $ / bbl	Mar. 31, 2020 $ / MMBTU $ / bbl	Mar. 18, 2020	Dec. 31, 2019 EUR (€) $ / MMBTU	Dec. 31, 2018 EUR (€)
Subsequent events
Italian spot gas benchmark reference price | $ / MMBTU				7.8
Liquidity reserve				€ 6,760	€ 6,552
Cash and cash equivalents				5,994	10,836
Contractual obligations				142,662
Short term debt
Subsequent events
Debt maturity value				2,452	2,182
within 1 year
Subsequent events
Contractual obligations				10,679
within 1 year | Short term debt
Subsequent events
Debt maturity value				2,452	2,182
Uncommitted borrowing facilities
Subsequent events
Undrawn borrowing facilities				13,299	12,484
Committed borrowing facilities
Subsequent events
Undrawn borrowing facilities				4,667	€ 5,214
Impact of COVID-19
Subsequent events
Increase (decrease) in oil price, percentage			(50.00%)
Brent oil price | $ / bbl	65	51
Increase (decrease) in oil price versus same period of previous year, percentage		(20.00%)
Italian spot gas benchmark reference price | $ / MMBTU		3.7
Increase (decrease) in Italian spot gas benchmark reference price versus same period of previous year		(50.00%)
Liquidity reserve				6,800
Cash and cash equivalents				6,000
Impact of COVID-19 | within 1 year | Take-or-pay obligations under long-term gas contracts and other similar obligations
Subsequent events
Contractual obligations				8,000
Impact of COVID-19 | within 1 year | Long-term debt
Subsequent events
Debt maturity value				3,200
Impact of COVID-19 | within 1 year | Short term debt
Subsequent events
Debt maturity value				2,450
Impact of COVID-19 | Uncommitted borrowing facilities
Subsequent events
Undrawn borrowing facilities				13,299
Impact of COVID-19 | Committed borrowing facilities
Subsequent events
Undrawn borrowing facilities				€ 4,667